DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

		As of December 31, 2022	As of December 31, 2021
(In thousands)	Maturity Date	(Successor)	(Predecessor)
2022 Term Loan	July 2026	$170,652	$—
2022 Revolving Credit Facility	July 2026	14,117	—
Predecessor 2021 Term Loan	March 2026	—	109,175
Predecessor 2021 Revolving Credit Facility	March 2026	—	15,000
Predecessor 2018 Term Loan	December 2023	—	—
Predecessor 2018 Revolving Credit Facility	December 2023	—	—
Predecessor PPP Loan	May 2022	—	—
Unamortized debt issuance costs		(5,445)	(5,310)
Net carrying amount		$179,324	$118,865
Less: Current portion of long-term debt		(20,095)	(15,442)
Total long-term portion		$159,229	$103,423

Schedule of Maturities of Long-Term Debt
Scheduled maturities under the Company’s 2022 Credit Agreement as of December 31, 2022 (Successor Period) are as follows :
(In thousands)

Year ending December 31,
2023	$22,490
2024	7,963
2025	11,264
2026	143,052
2027	—
Total unpaid principal	$184,769